INCOME TAX - Provision and Components (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Provision for income taxes
Total provision for income taxes	$ (71.3)	RUB (4,324)	RUB (3,917)	RUB (5,455)
Components of net income before income taxes
Income /(loss) before income taxes	$ 183.1	RUB 11,107	RUB 13,596	RUB 22,475
Russia
INCOME TAX
Dividend withholding tax (as a percent)	5.00%	5.00%
Netherlands
INCOME TAX
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Russia
Provision for income taxes
Current provision for income tax	$ (80.9)	RUB (4,908)	RUB (3,912)	RUB (5,045)
Deferred income tax benefit/(expense)	5.4	331	(297)	(256)
Components of net income before income taxes
Income /(loss) before income taxes	258.6	15,683	18,232	23,393
Other
Provision for income taxes
Current provision for income tax	(4.6)	(280)	(193)	(295)
Deferred income tax benefit/(expense)	8.8	533	485	141
Components of net income before income taxes
Income /(loss) before income taxes	$ (75.5)	RUB (4,576)	RUB (4,636)	RUB (918)
Yandex LLC | Russia
INCOME TAX
Federal and local income tax rate (as a percent)	20.00%	20.00%	20.00%	20.00%